CONSOLIDATED STATEMENTS OF INCOME OR LOSS - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Revenue	SFr 2,983.4	SFr 3,018.0	SFr 3,035.2
Direct costs	(831.2)	(830.1)	(834.6)
Personnel expenses	(429.9)	(407.0)	(416.7)
Other operating income and capitalised labour	63.3	68.1	105.7
Other operating expenses	(623.1)	(696.4)	(758.8)
Depreciation of right-of-use assets	(129.9)	(129.7)	(128.0)
Depreciation and amortisation	(936.4)	(917.9)	(992.1)
Operating income	96.2	105.0	10.7
Financial income	425.8	257.7	574.7
Financial expenses	(656.3)	(742.6)	(957.2)
Share of gains (losses) of equity method investments	5.9	1.3	(0.3)
(Loss) before taxes	(128.4)	(378.6)	(372.1)
Income tax benefit	19.9	16.7	59.9
Net (loss)	(108.5)	(361.9)	(312.2)
Attributable to:
Sunrise Communications AG shareholders	(112.2)	(365.8)	(316.1)
Non-controlling interest	SFr 3.7	SFr 3.9	SFr 3.9
Class A Common Shares
Earnings (loss) per share
Basic earnings (loss) per share (in SFr per share)	SFr (1.6)	SFr (5.1)	SFr (4.4)
Diluted earnings (loss) per share (in SFr per share)	(1.6)	(5.1)	(4.4)
Class B Common Shares
Earnings (loss) per share
Basic earnings (loss) per share (in SFr per share)	(0.2)	(0.5)	(0.4)
Diluted earnings (loss) per share (in SFr per share)	SFr (0.2)	SFr (0.5)	SFr (0.4)